Taxes recoverable (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes recoverable (Details Text)
Recognized credits on federal taxes	R$ 178,716	R$ 8,694
Offset of federal taxes	R$ 138,531	R$ 230,220
(i) between October 1, 2014 and February 28, 2016
Taxes recoverable (Details Text)
REINTEGRA Program - Percentage of tax refunds to exporters	3.00%
(ii) between March 1, 2016 and November 30, 2016
Taxes recoverable (Details Text)
REINTEGRA Program - Percentage of tax refunds to exporters	1.00%
(iii) between December 1, 2016 and December 31, 2017
Taxes recoverable (Details Text)
REINTEGRA Program - Percentage of tax refunds to exporters	0.10%
(iv) between January 1, 2017 and December 31, 2017
Taxes recoverable (Details Text)
REINTEGRA Program - Percentage of tax refunds to exporters	2.00%
(v) between January 1, 2018 and December 31, 2018
Taxes recoverable (Details Text)
REINTEGRA Program - Percentage of tax refunds to exporters	2.00%